UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-7091
Dreyfus Florida Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	11/30/05

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Florida Municipal Money Market Fund

ANNUAL REPORT November 30, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
19	Financial Highlights
20	Notes to Financial Statements
24	Report of Independent Registered
Public Accounting Firm
25	Important Tax Information
26	Board Members Information
28	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Florida Municipal
Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this new annual report for Dreyfus Florida Municipal Money Market Fund, covering the five-month period from July 1, 2005, through November 30, 2005. Inside, you’ll find information about the fund’s recent fiscal year change and how the fund was managed during this abridged reporting period, including a discussion with the fund’s portfolio manager, Joseph Irace.

The U.S. economy demonstrated remarkable resiliency over the past year, expanding at a steady pace despite the headwinds of soaring energy prices, higher interest rates and the dislocations caused by the Gulf Coast hurricanes. As short-term interest rates climbed, so too have yields of tax-exempt money market instruments, offering investors incrementally higher yields as compared to yields at the start of the reporting period.

As the end of 2005 approaches, the U.S. economy and financial markets may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board and the effects of higher fuel prices on the rate of inflation may set the tone for the financial markets in 2006.As always, we encourage you to discuss these and other market forces with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation December 15, 2005

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus Florida Municipal Money Market Fund perform during the period?

The fund’s reporting period has changed from a fiscal year that ends June 30 to one that ends November 30. While this change should have no impact on the way the fund is managed, shareholders will now receive annual and semi-annual reports according to the new fiscal year-end.

For the five-month period between the end of the fund’s previous fiscal year and the end of its new fiscal year ended November 30, 2005, the fund produced an annualized yield of 2.05% .Taking into account the effects of compounding, the fund also produced an annualized effective yield of 2.07% .1

Money market yields climbed steadily over the reporting period as the Federal Reserve Board (the “Fed”) continued to raise the overnight federal funds rate at each of three meetings of its Federal Open Market Committee (“FOMC”).

What is the fund’s investment approach?

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests at least 80% of its net assets in municipal obligations that provide income exempt from federal income tax, and which enable the fund’s shares to be exempt from the Florida intangible personal property tax. In so doing, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market instruments in which the fund invests. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in Florida’s short-term municipal marketplace.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable the fund to take advantage of opportunities when short-term supply increases. Yields generally tend to rise when there is an increase in new-issue supply competing for investor interest. New securities that are generally issued with maturities in the one-year range may in turn cause us to lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity in an effort to take advantage of then-current yields. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund’s performance?

In response to relatively robust economic growth — including rising corporate and consumer spending and a gradually improving labor market — the Fed raised short-term interest rates at each of three FOMC meetings during the reporting period, driving the overnight federal funds rate from 3.25% to 4%. As short-term interest rates moved steadily higher, so did tax-exempt money market yields.

The fund also was influenced by an improving fiscal environment in Florida, including the creation of new jobs and higher sales tax receipts in the recovering economy. Due to these factors, significant budget reserves and the state’s historically conservative fiscal policies, the state’s economic and financial performance has been stronger than most analysts expected.

In this environment, we generally maintained our focus on securities with maturities of six months or less. This strategy was designed to maintain liquidity and keep funds available for higher-yielding tax-exempt instruments as they became available. However, in our attempts to capture opportunities for higher yields, we maintained the fund’s weighted average maturity in a range that was modestly longer than industry averages for much of the reporting period. To achieve this position, we focused on commercial paper, which generally pro-

vided significantly higher yields than variable rate demand notes and helped us avoid locking in yields of one-year notes in the rising interest rate environment. We attempted to “ladder” the fund’s holdings over three to six months to protect its yield and ensure that funds would be available for reinvestment should interest rates rise further.

What is the fund’s current strategy?

Over the near term, we expect to prepare the fund for technical forces that tend to affect tax-exempt money market instruments at year-end. Over the longer term, stronger-than-expected data appear to indicate that the U.S. economy remains on a path of strong and sustainable growth.Yet, despite 12 consecutive rate hikes by the Fed since June 2004, short-term interest rates remain relatively low by historical stan-dards.These factors suggest that the Fed is likely to continue to raise short-term interest rates in early 2006.

In addition, yield differences among money market instruments of various maturities have narrowed substantially, offering us little incentive to invest in longer-dated securities. Accordingly, we recently have allowed the fund’s weighted average to fall toward a position we consider to be in line with industry averages. We also have continued to maintain a laddered portfolio of shorter-term instruments that give the fund the liquidity it needs to capture higher yields as they arise. Of course, we are prepared to revise our strategies as economic and market conditions change.

December 15, 2005

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yield would have been lower.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Florida Municipal Money Market Fund from June 1, 2005 to November 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2005

Expenses paid per $1,000 †	$ 2.97
Ending value (after expenses)	$1,010.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2005

Expenses paid per $1,000 †	$ 2.99
Ending value (after expenses)	$1,022.11

† Expenses are equal to the fund’s annualized expense ratio of .59%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS November 30, 2005
	Principal
Tax Exempt Investments—103.0%	Amount ($)		Value ($)

Alachua County, Industrial Revenue
(North Central Florida YMCA) 3.15%
(LOC; SouthTrust Bank)	1,745,000	[a]	1,745,000
Brevard County, Revenue (Holy Trinity Episcopal
Academy Project) 3.10% (LOC; Wachovia Bank)	955,000	[a,b]	955,000
Brevard County School Board, RAN
3.71%, 4/28/2006	1,000,000		1,002,991
Brevard County School District, TAN
3.96%, 6/30/2006	7,500,000		7,544,619
Broward County:
IDR:
(GB Instruments Inc. Project)
3.19% (LOC; Bank of America)	2,100,000	[a]	2,100,000
(MDR Fitness Corporation Project)
3.20% (LOC; SunTrust Bank)	770,000	[a]	770,000
(Rex Three Inc. Project)
3.15% (LOC; Wachovia Bank)	2,255,000	[a]	2,255,000
Sales Tax Revenue, CP:
3.05%, 6/1/2006 (Liquidity Facility;
Dexia Credit Locale)	1,587,000		1,587,000
3.25%, 6/1/2006 (Liquidity Facility;
Dexia Credit Locale)	4,250,000		4,248,912
Broward County Health Facilities Authority,
Health Care Facilities Revenue, Refunding
(John Knox Village Project)
3.11% (Insured; Radian Bank and
Liquidity Facility; SunTrust Bank)	100,000	[a]	100,000
Broward County Housing Finance Authority,
MFHR:
(Cypress Grove Apartments Project)
3.18% (Liquidity Facility; Sun America Inc.)	15,000,000	[a]	15,000,000
(Golf View Gardens Apartments Project)
3.13% (LOC; Regions Bank)	8,850,000	[a]	8,850,000
SFMR (Merlots Program)
3.07% (Insured: FNMA and GNMA and
Liquidity Facility; Wachovia Bank)	20,000	[a,c]	20,000
Cape Coral, GO Notes, CP 3%, 2/17/2006
(LOC; Bank of America)	4,500,000		4,500,000
Collier County Industrial Development Authority, IDR
(March Project) 3.20% (LOC; Wachovia Bank)	2,900,000	[a]	2,900,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Dade County Industrial Development Authority:
IDR (U.S. Holdings Inc. Project)
3.20% (LOC; SunTrust Bank)	925,000	[a]	925,000
PCR, Refunding
(Florida Power and Light Co. Project) 3.02%	7,635,000	[a]	7,635,000
Escambia County Housing Finance Authority, SFMR
(Merlots Program) 3.07% (Insured: FNMA and GNMA
and Liquidity Facility; Wachovia Bank)	2,410,000	[a,c]	2,410,000
Florida Development Finance Corporation, IDR:
(Air Technology)
3.20% (LOC; Wachovia Bank)	2,000,000	[a]	2,000,000
(Byrd Technologies Inc.)
3.20% (LOC; Wachovia Bank)	1,390,000	[a]	1,390,000
(Downey Glass Industries)
3.20% (LOC; Wachovia Bank)	770,000	[a]	770,000
(DSLA Realty LC Project)
3.20% (LOC; SunTrust Bank)	1,350,000	[a]	1,350,000
(Energy Planning Associates)
3.20% (LOC; Wachovia Bank)	1,390,000	[a]	1,390,000
(Enterprise Bond Program):
3.20% (LOC; Wachovia Bank)	3,075,000	[a]	3,075,000
3.20% (LOC; Wachovia Bank)	1,020,000	[a]	1,020,000
(Enterprise Bond Twin Vee)
3.15% (LOC; SunTrust Bank)	1,720,000	[a]	1,720,000
(Florida Steel Project)
3.20% (LOC; Wachovia Bank)	975,000	[a]	975,000
(Increte LLC Project)
3.20% (LOC; Wachovia Bank)	2,055,000	[a]	2,055,000
(Jamivon Properties Inc.)
3.20% (LOC; Wachovia Bank)	1,600,000	[a]	1,600,000
(Kelray Real Estate Project)
3.20% (LOC; Wachovia Bank)	870,000	[a]	870,000
Refunding (Charlotte Community Project)
3.10% (LOC; SunTrust Bank)	1,380,000	[a]	1,380,000
(Retro Elevator Corporation Project)
3.20% (LOC; Wachovia Bank)	845,000	[a]	845,000
(R.L. Smith Investments LLC)
3.20% (LOC; SunTrust Bank)	1,000,000	[a]	1,000,000
(Suncoast Bakeries Inc. Project)
3.15% (LOC; SunTrust Bank)	800,000	[a]	800,000
(Trese Inc. Project)
3.20% (LOC; Wachovia Bank)	1,120,000	[a]	1,120,000
(University of Southern Florida Foundation)
3.20% (LOC; SunTrust Bank)	1,000,000	[a]	1,000,000

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Florida Gulf Coast University Financing Corporation,
Capital Improvement Revenue (Housing Project)
2.45%, 2/1/2006 (LOC; Wachovia Bank)	5,000,000		5,000,000
Florida Housing Finance Corporation, MFHR
(Falls of Venice Project) 3.05%
(Insured; FNMA and Liquidity Facility; FNMA)	8,385,000	[a]	8,385,000
Florida Rural Utility Financing Commission, Revenue
(Public Project Construction) 3.98%, 5/1/2006	6,595,000		6,624,328
Florida State Board of Education:
Capital Outlay, GO 6.35%, 6/1/2006	200,000		203,385
Lottery Revenue (Putters Program)
3.07% (Insured; FGIC and Liquidity Facility;
JPMorgan Chase Bank)	3,500,000	[a,c]	3,500,000
Gulf Breeze, Health Care Facilities Revenue
(Heritage Health Care Project)
3.23% (Insured; Sun America Inc.)	16,030,000	[a]	16,030,000
Hillsborough County, Capital Improvement Program,
Transportation Revenue, CP 3%, 6/1/2006
(LOC; State Street Bank and Trust Co.)	12,620,000		12,620,000
Hillsborough County Aviation Authority,
Revenue (Merlots Program) 3.07% (Insured; MBIA
and Liquidity Facility; Wachovia Bank)	1,985,000	[a,c]	1,985,000
Hillsborough County Industrial Development Authority:
IDR:
(Allied Aerofoam Project) 3.15%
(LOC; Wachovia Bank)	2,650,000	[a]	2,650,000
Refunding (Leslie Controls Inc.)
3.15% (LOC; SunTrust Bank)	3,535,000	[a]	3,535,000
(Seaboard Tampa Terminals) 3.29%
(LOC; Wachovia Bank)	2,400,000	[a]	2,400,000
Recreational Revenue (Tampa Metropolitan Area
YMCA Project) 3.10% (LOC; Bank of America)	800,000	[a]	800,000
Hollywood, GO Notes 3.07%
(Insured; FGIC and Liquidity Facility;
JPMorgan Chase Bank)	6,385,000	[a,c]	6,385,000
Jacksonville:
CP:
2.80%, 12/12/2005 (LOC; Landesbank
Baden-Wuerttemberg)	1,000,000		1,000,000
2.65%, 12/20/2005	8,000,000		8,000,000
3.10%, 1/24/2006 (LOC; Landesbank
Baden-Wuerttemberg)	2,000,000		2,000,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Jacksonville (continued):
CP (continued):
3.10%, 1/24/2006 (LOC; Landesbank
Hessen-Thuringen Girozentrale)	5,000,000		5,000,000
PCR, Refunding
(Florida Power and Light Co. Project) 3.02%	9,525,000	[a]	9,525,000
Jacksonville Economic Development Commission,
IDR (Load King Manufacturing Co. Inc. Project)
3.20% (LOC; SouthTrust Bank)	2,520,000	[a]	2,520,000
Lake County Industrial Development Authority,
Industrial Revenue (Locklando Door and Millwork)
3.15% (LOC; Wachovia Bank)	3,430,000	[a]	3,430,000
Lee County, Airport Revenue 3.12%
(Insured; FSA and Liquidity Facility; Merrill Lynch)	1,275,000	[a,c]	1,275,000
Lee County Housing Finance Authority:
MFHR (Heron Pond Apartments)
3.13% (LOC; Regions Bank)	6,155,000	[a]	6,155,000
SFMR (Merlots Program)
3.07% (Insured: FNMA and GNMA and
Liquidity Facility; Wachovia Bank)	2,970,000	[a,c]	2,970,000
Lee Memorial Health System, HR
(Lee Memorial Health System):
3.02% (Liquidity Facility; Bank of America)	7,000,000	[a]	7,000,000
Refunding 2.97%, 4/1/2006 (Insured; MBIA)	1,045,000		1,046,012
Leon County School District, GO, Refunding
3.76%, 7/1/2006 (Insured; FGIC)	100,000		100,563
Marion County Industrial Development Authority,
IDR (Universal Forest Products)
3.20% (LOC; Wachovia Bank)	2,500,000	[a]	2,500,000
Martin County, PCR, Refunding
(Florida Power and Light Co. Project) 3.05%	10,100,000	[a]	10,100,000
Miami-Dade County:
Aviation Revenue:
3.10% (Insured; XLCA and Liquidity
Facility; Goldman Sachs)	5,400,000	[a,c]	5,400,000
3.12% (Insured; CIFG and Liquidity
Facility; Merrill Lynch)	2,000,000	[a,c]	2,000,000
CP 3.18%, 1/9/2006 (LOC: Banque Nationale de
Paris and Dexia Credit Locale)	11,500,000		11,500,000
Miami-Dade County Industrial Development Authority:
IDR:
(Dutton Press Inc. Project)
3.15% (LOC; SunTrust Bank)	2,000,000	[a]	2,000,000

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Miami-Dade County Industrial
Development Authority (continued):
IDR (continued):
(Futurama Project)
3.19% (LOC; SouthTrust Bank)	2,300,000	[a]	2,300,000
(Ram Investments Project)
3.15% (LOC; Wachovia Bank)	2,960,000	[a]	2,960,000
Industrial Revenue
(Altira Inc. Project)
3.10% (LOC; SunTrust Bank)	2,550,000	[a]	2,550,000
Private Schools Revenue
(Gulliver Schools Project)
3.10% (LOC; Bank of America)	1,050,000	[a]	1,050,000
SWDR (Waste Management Inc.)
3.15% (Liquidity Facility; Lloyds TSB Bank)	4,245,000	[a,c]	4,245,000
North Miami, Educational Facilities Revenue
(Miami Country Day School Project)
3.10% (LOC; Bank of America)	450,000	[a]	450,000
Orange County Health Facility Authority,
CP 2.80%, 12/22/2005 (LOC; SunTrust Bank)	4,700,000		4,700,000
Orange County Housing Finance Authority,
MFHR (Windsor Pines Partners)
3.06% (LOC; Bank of America)	5,345,000	[a]	5,345,000
Orange County Industrial Development Authority, Revenue:
(Lake Highland Preparatory School, Inc. Project)
3.10% (LOC; Wachovia Bank)	2,805,000	[a,b]	2,805,000
(Trinity Preparatory School of Florida, Inc. Project)
3.10% (LOC; Wachovia Bank)	105,000	[a]	105,000
(University of Central Florida Foundation Inc. Project)
3.10% (LOC; Wachovia Bank)	3,860,000	[a,b]	3,860,000
Orange County School District, TAN
4.44%, 9/15/2006	10,000,000		10,110,657
Palm Beach County, IDR, Refunding
(Eastern Metal Supply) 3.15% (LOC; Wachovia Bank)	2,885,000	[a]	2,885,000
Palm Beach County Educational Facilities Authority,
College and University Revenue
(Atlantic College) 3.10% (LOC; Bank of America)	11,800,000	[a]	11,800,000
Palm Beach County Housing Finance Authority, MFHR
(Azalea Place Apartments Project)
3.08% (LOC; SunTrust Bank)	2,350,000	[a]	2,350,000
Pasco County, Solid Waste Disposal and Resource
Recovery System Revenue
5.69%, 4/1/2006 (Insured; AMBAC)	1,000,000		1,009,162

The Fund 11

STATEMENT OF INVESTMENTS (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Pasco County Educational Facilities Authority,
College and University Revenue
(Saint Leo University Project)
3.10% (LOC; Amsouth Bank)	310,000	[a]	310,000
Pinellas County Housing Finance Authority:
MFHR (Alta Largo Apartments Project)
3.11% (LOC; Amsouth Bank)	7,000,000	[a]	7,000,000
SFMR 3.13% (GIC; Rabobank and
Liquidity Facility; Merrill Lynch)	5,145,000	[a,c]	5,145,000
Pinellas County Industrial Development Authority, IDR:
(Falcon Enterprises Inc. Project)
3.15% (LOC; SunTrust Bank)	1,915,000	[a]	1,915,000
(Sure-Feed Engineering Project)
3.15% (LOC; Bank of America)	465,000	[a]	465,000
(Ven Tel Plastics Project)
3.15% (LOC; Wachovia Bank)	3,930,000	[a]	3,930,000
Pinellas County Industry Council:
IDR (Molex ETC Inc. Project) 3.20%
(LOC; Wachovia Bank)	2,350,000	[a]	2,350,000
Revenue (LLC Day School Project)
3.15% (LOC; Wachovia Bank)	135,000	[a,b]	135,000
Polk County Industrial Development Authority, IDR:
(GSG Investments Project)
3.15% (LOC; Wachovia Bank)	2,330,000	[a]	2,330,000
(Treatt Inc. Project) 3.15% (LOC; Bank of America)	4,110,000	[a]	4,110,000
Putnam County Development Authority, PCR
(National Rural Utilities-Seminole Electric):
3.15%	400,000	[a]	400,000
3.15%	480,000	[a]	480,000
Riviera Beach, IDR
(K. Rain Manufacturing Project)
3.15% (LOC; SunTrust Bank)	2,175,000	[a]	2,175,000
Roaring Fork Municipal Products LLC, Revenue:
3.19% (Insured; MBIA and Liquidity
Facility; Bank of New York)	12,485,000	[a,c]	12,485,000
3.19% (Insured; AMBAC and Liquidity
Facility; Bank of New York	7,925,000	[a,c]	7,925,000
Saint John’s County Industrial Development Authority:
Health Facilities Revenue (Coastal Health Care
Investor) 3.17% (LOC; SunTrust Bank)	1,400,000	[a]	1,400,000
IDR (Bronz-Glow Technologies Project)
2.90% (LOC; Wachovia Bank)	1,295,000	[a]	1,295,000

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Saint Lucie County, IDR
(A-1 Roof Trusses Co. Project)
2.90% (LOC; SouthTrust Bank)	1,195,000	[a]	1,195,000
Saint Petersburg Health Facilities Authority, Health Care
Facilities Revenue (American Lung Association)
3.15% (LOC; Wachovia Bank)	1,015,000	[a,b]	1,015,000
Sarasota County, IDR (Sarasota Military Academy)
3.15% (LOC; Wachovia Bank)	2,000,000	[a]	2,000,000
Sumter County Industrial Development Authority:
IDR (Robbins Manufacturing Co. Project)
3.15% (LOC; Wachovia Bank)	620,000	[a]	620,000
Revenue (Villages Tri-County Medical Center)
3.15% (LOC; SunTrust Bank)	2,526,000	[a]	2,526,000
Sunshine State Governmental Financing Commission,
Revenue, CP:
3.10%, 1/9/2006 (Liquidity
Facility; DEPFA Bank PLC)	3,700,000		3,700,000
3.10%, 1/9/2006 (Liquidity
Facility; Dexia Credit Locale)	10,565,000		10,565,000
3.15%, 1/9/2006 (Liquidity
Facility; DEPFA Bank PLC)	12,500,000		12,500,000
3%, 1/17/2006 (Liquidity
Facility; Bank of Nova Scotia)	12,000,000		12,000,000
3.05%, 1/17/2006 (Liquidity
Facility; DEPFA Bank PLC)	4,000,000		4,000,000
3.11%, 1/17/2006 (Liquidity
Facility; DEPFA Bank PLC)	3,500,000		3,500,000
Tamarac, IDR
(Arch Aluminum and Glass Co.) 3.15%
(LOC; Comerica Bank)	1,000,000	[a]	1,000,000
Tampa Sports Authority, Revenue
(Stadium Project) 5.81%, 1/1/2006 (Insured; MBIA)	100,000		100,305
Volusia County Educational Facilities Authority,
Educational Facilities Revenue
(Embry-Riddle Aeronautical University, Inc.
Project) 3.09% (Insured; Radian Bank and
Liquidity Facility; Citibank, N.A.)	3,125,000	[a,c]	3,125,000

Total Investments (cost $412,768,833)	103.0%		412,768,934

Liabilities, Less Cash and Receivables	(3.0%)		(12,084,540)

Net Assets	100.0%		400,684,394

The Fund 13

STATEMENT OF INVESTMENTS (continued)

14

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%) †

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	83.3
AAA, AA, A [d]		Aaa, Aa, A [d]		AAA, AA, A [d]	1.3
Not Rated [e]		Not Rated [e]		Not Rated [e]	15.4
					100.0

†	Based on total investments.
[a]	Securities payable on demand.Variable interest rate—subject to periodic change.
[b]	Purchased on a delayed delivery basis.
[c]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, these securities amounted to $58,870,000 or 14.7% of net assets.
[d]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES November 30, 2005
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	412,768,833	412,768,934
Interest receivable		1,475,873
Prepaid expenses		18,763
		414,263,570

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		168,166
Cash overdraft due to Custodian		5,095,149
Payable for investment securities purchased		8,232,475
Payable for shares of Beneficial Interest redeemed		2,750
Accrued expenses		80,636
		13,579,176

Net Assets ($)		400,684,394

Composition of Net Assets ($):
Paid-in capital		400,684,293
Accumulated net unrealized appreciation (depreciation) on investments		101

Net Assets ($)		400,684,394

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		400,684,293
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

16

STATEMENT OF OPERATIONS

Five Months Ended		Year Ended
November 30, 2005 [a]		June 30, 2005

Investment Income ($):
Interest Income	4,192,322	6,322,531
Expenses:
Management fee—Note 2(a)	791,424	1,697,099
Shareholder servicing costs—Note 2(b)	44,275	120,818
Professional fees	39,471	51,759
Trustees’ fees and expenses—Note 2(c)	22,008	56,381
Custodian fees	17,707	54,685
Registration fees	14,468	16,130
Prospectus and shareholders’ reports	3,891	21,171
Miscellaneous	8,724	28,514
Total Expenses	941,968	2,046,557
Less—reduction in management fee due to
undertaking—Note 2(a)	(5,972)	(33,958)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	—	(1,359)
Net Expenses	935,996	2,011,240
Investment Income—Net	3,256,326	4,311,291

Net Realized and Unrealized Gain
(Loss) on Investments—Note 1(b) ($):
Net realized gain (loss) on investments	—	901
Net unrealized appreciation (depreciation) on investments	101	—
Net Realized and Unrealized Gain (Loss) on Investments	101	901
Net Increase in Net Assets Resulting from Operations	3,256,427	4,312,192

[a] The fund has changed its fiscal year end from June 30 to November 30. See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Five Months Ended	Year Ended June 30,

	November 30, 2005 [a]	2005	2004

Operations ($):
Investment income—net	3,256,326	4,311,291	1,483,231
Net realized gain (loss) on investments	—	901	(901)
Net unrealized appreciation
(depreciation) on investments	101	—	—
Net Increase (Decrease) in Net
Assets Resulting from Operations	3,256,427	4,312,192	1,482,330

Dividends to Shareholders from ($):
Investment income—net	(3,256,326)	(4,311,291)	(1,483,231)

Beneficial Interest Transactions
($1.00 per share):
Net proceeds from shares sold	624,031,201	1,353,281,506	1,121,590,175
Dividends reinvested	3,136,776	4,134,399	1,401,299
Cost of shares redeemed	(559,112,623)	(1,336,916,939)	(1,076,544,025)
Increase (Decrease) in Net
Assets from Beneficial
Interest Transactions	68,055,354	20,498,966	46,447,449
Total Increase (Decrease)
in Net Assets	68,055,455	20,499,867	46,446,548

Net Assets ($):
Beginning of Period	332,628,939	312,129,072	265,682,524
End of Period	400,684,394	332,628,939	312,129,072

[a] The fund has changed its fiscal year end from June 30 to November 30. See notes to financial statements.
18

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

[a]	The fund has changed its fiscal year end from June 30 to November 30.
[b]	Annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Florida Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

On August 2, 2005, the Board of Directors approved a change in the fund’s fiscal year end from June 30 to November 30.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

At November 30, 2005, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2005, June 30, 2005 and June 30, 2004, respectively, were all tax exempt income.

At November 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken through November 30, 2005, to reduce the management fee paid by the fund, if the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .60% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $5,972 during the period ended November 30, 2005.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor, an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2005, the fund was charged $30,833 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2005, the fund was charged $9,094 pursuant to the transfer agency agreement.

During the period ended November 30, 2005, the fund was charged $1,548 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $161,218, shareholder services plan fees $1,000, chief compliance officer fees $1,548 and transfer agency per account fees $4,400.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Florida Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus Florida Municipal Money Market Fund, including the statement of investments, as of November 30, 2005, and the related statements of operations and changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Florida Municipal Money Market Fund at November 30, 2005, and the results of its operations, the changes in its net assets, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York January 11, 2006

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal period ended November 30, 2005 as “exempt-interest dividends” (not subject to regular federal income tax and, for individuals who are Florida residents, not subject to taxation by Florida).

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-
related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 193
———————
Gordon J. Davis (64)
Board Member (1993)
Principal Occupation During Past 5 Years:
• Partner in the law firm of LeBoeuf, Lamb, Greene & MacRae, LLP
• President, Lincoln Center for the Performing Arts, Inc. (2001)
Other Board Memberships and Affiliations:
• Consolidated Edison, Inc., a utility company, Director
• Phoenix Companies Inc., a life insurance company, Director
• Board Member/Trustee for several not-for-profit groups
No. of Portfolios for which Board Member Serves: 26
———————
David P. Feldman (66)
Board Member (1993)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• BBH Mutual Funds Group (11 funds), Director
• The Jeffrey Company, a private investment company, Director
• QMED, a medical device company, Director
No. of Portfolios for which Board Member Serves: 58
———————
Lynn Martin (65)
Board Member (1993)
Principal Occupation During Past 5 Years:
• Advisor to the international accounting firm of Deloitte & Touche, LLP and
Chair to its Council for the Advancement of Women
Other Board Memberships and Affiliations:
• SBC Communications, Inc., Director
• Ryder System, Inc., a supply chain and transportation management company, Director
• The Proctor & Gamble Co., a consumer products company, Director
• Constellation Energy Group, Director
• Member of the Council of Foreign Relations
No. of Portfolios for which Board Member Serves: 11

Daniel Rose (76)
Board Member (1993)
Principal Occupation During Past 5 Years:
• Chairman and Chief Executive Officer of Rose Associates, Inc., a New York based real estate development and management firm
Other Board Memberships and Affiliations:
• Baltic-American Enterprise Fund,Vice Chairman and Director
• Harlem Educational Activities Fund, Inc., Chairman
• Housing Committee of the Real Estate Board of New York, Inc., Director
No. of Portfolios for which Board Member Serves: 22
———————
Philip L. Toia (72)
Board Member (1997)
Principal Occupation During Past 5 Years:
• Retired
No. of Portfolios for which Board Member Serves: 11
———————
Sander Vanocur (77)
Board Member (1993)
Principal Occupation During Past 5 Years:
• President, Old Owl Communications
No.of Portfolios for which Board Member Serves: 22
———————
Anne Wexler (75)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs
Other Board Memberships and Affiliations:
• Wilshire Mutual Funds (5 funds), Director
• Methanex Corporation, a methanol producing company, Director
• Member of the Council of Foreign Relations
• Member of the National Park Foundation
No. of Portfolios for which Board Member Serves: 36
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
Eugene McCarthy, Emeritus Board Member

The Fund 27

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager - Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 29

For More	Information

Dreyfus Florida	Transfer Agent &
Municipal Money	Dividend Disbursing Agent
Market Fund	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Manager	Distributor
The Dreyfus Corporation	Dreyfus Service Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0741AR1105

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,345 in 2004 and

$65,788 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2004 and $0 in 2005. These services consisted of [(i) agreed-upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the SEC or other regulatory or standard-setting bodies [CUSTOMIZE SERVICE LIST FOR FUND]].

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $178,500 in 2004 and $0 in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,674 in 2004 and $2,846 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies (as applicable).

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $53 in 2004 and

$50 in 2005. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $653,655 in 2004 and $917,339 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Florida Municipal Money Market Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	January 27, 2006

By:	/s/James Windels_
James Windels
Chief Financial Officer

Date:	January 27, 2006

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)